787 Seventh Avenue

New York, NY 10019-6099

Tel: 212 728 8000

Fax: 212 728 8111

February 5, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Variable Series Funds, Inc.

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BlackRock Variable Series Funds, Inc. (the “BlackRock Registrant”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Pre-Effective Amendment No. 1 to the BlackRock Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to (i) the proposed acquisition by the BlackRock S&P 500 Index V.I. Fund, a series of the BlackRock Registrant, of substantially all of the assets and certain stated liabilities of the HIMCO VIT Index Fund, a series of the HIMCO Variable Insurance Trust (the “HIMCO Registrant”), in exchange for Class I and Class III shares of the BlackRock S&P 500 Index V.I. Fund, and (ii) the proposed acquisition by the BlackRock Managed Volatility V.I. Fund, a series of the BlackRock Registrant, of substantially all of the assets and certain stated liabilities of the HIMCO VIT Portfolio Diversifier Fund, a series of the HIMCO Registrant, in exchange for Class III shares of the BlackRock Managed Volatility V.I. Fund. The BlackRock Registrant responded to the comments of the SEC staff to the Registration Statement in a separate letter filed on January 30, 2018.

Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8955.

Sincerely,

/s/ Bissie K. Bonner
Bissie K. Bonner

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC

Gladys Chang, Esq., BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

NEW YORK WASHINGTON HOUSTON PARIS LONDON MILAN ROME FRANKFURT BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh